Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund	Dec. 30, 2022
Fidelity SAI U.S. Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.52%
Past 5 years	15.50%
Since Inception	13.70%
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.40%
Past 5 years	14.63%
Since Inception	12.91%
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.33%
Past 5 years	12.28%
Since Inception	10.96%
IXYQM
Average Annual Return:
Past 1 year	21.62%
IXYXN
Average Annual Return:
Past 1 year	21.62%
Past 5 years	15.63%
Since Inception	13.84%	[1]

[1]	A From May 29, 2015